Lord Abbett                                                     Securities Trust



                                                  o Growth & Income Series
                                                  o International Series


                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED APRIL 30, 1997





Investment portfolios
designed to help you
capture capital growth
over the long term

                                    [logo](R)

Report to Shareholders
For the Six Months Ended April 30, 1997



------------------------------------
ROBERT S. DOW
CHAIRMAN

MAY 16, 1997



Table of Contents

Growth & Income Series
------------------------------------
Fund Facts                       1
Statement of Net Assets          3

International Series
------------------------------------
Fund Facts                       1
Statement of Net Assets          6

Data on Both Series
------------------------------------
Statements of Operations         8
Statements of Changes
  in Net Assets                  9
Financial Highlights            10
Notes to Financial Statements   11

Lord Abbett Securities Trust -- Growth & Income Series and International Series completed the first half of their fiscal year on April 30, 1997. The International Series commenced operations on December 13, 1996. Below is an overview of class-specific data as of the close of the period.

                         Growth & Income Series     International Series
                        ------------------------   -----------------------------
                         6 Months Ended 4/30/97      12/13/96* - 4/30/97
                        ------------------------   -----------------------------
                          Class A      Class C             Class A
------------------------------------------------   -----------------------------
Net asset value           $ 7.85       $ 7.84              $10.05
Dividends                 $ 0.054      $ 0.027               --
Capital gains             $ 0.075      $ 0.075               --
Total return+             +12.6%++     +12.1%++             +6.6%++

About the Growth & Income Series

Over the past six months, the U.S. stock market reached new heights and experienced a correction. This occurred against a background of surprising strength in the economy, concerns of inflation and a volatile interest-rate environment. During the period, a change in the consensus view of both the economy and the direction interest rates would take, in the short term, impacted your portfolio.

The Series' performance over the period can be attributed to our significant exposure to financial service stocks, which had strong performance in both the fourth quarter of 1996 and first quarter of 1997. Takeover bids on a couple of our savings and loans holdings positively affected the portfolio.

We anticipate a slowing economy for the second half of 1997 and are watchful of a more difficult environment on the earnings front, as some industrial companies may have difficulty meeting earnings expectations. Given our economic forecast, we are significantly invested in drug, healthcare and food companies, which should do well in a slowing economic environment. In addition, we maintain a significant exposure to financial service stocks. The probability that interest rates will decline toward the end of 1997, and the relatively conservative valuation levels in those stocks, should keep us well positioned going forward.

About the International Series

The Series focuses its research efforts at identifying "best-of-breed" foreign companies. In other words, our selection process is based on a "bottom-up" strategy and focuses on companies, outside the U.S., that are the best at what they do. Geographical sector or market capitalization are not major factors in choosing investments.

Your Series enjoyed strong performance over the period due in large part to gains made by Scandinavian banks and multi-industry companies domiciled in Germany and Canada. We expect to see continued earnings growth in Europe, driven by corporate restructurings and a steady expansion in sales. Specifically, our German and French holdings present attractive investment opportunities in companies poised for strong future earnings growth.

We are confident that our disciplined, bottom-up approach to investing will prove rewarding to our investors over the long term. It is our pleasure to know that Lord Abbett Securities Trust is a part of your investment portfolio and thank you for the confidence you have placed in us.


*    Commencement of operations.
+ Total return is the percent change in net asset value, assuming the reinvestment of all distributions.
++   Not annualized.

Fund Facts

Lord Abbett Securities Trust - Growth & Income Series -- A Strong Performer

Average Annual Class C Share Total Return(1) as of 4/30/97


  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

                    1 Year                        19.2%
                    3 Years                       20.1%
                    Life of Series(2)             16.9%


(1) Reflects the percent change in net asset value (for Class C shares) which includes the reinvestment of all distributions. The Series issues additional classes of shares (Classes A and B) with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.

(2) The Series commenced operations on 1/3/94. Formerly Lord Abbett Securities Trust - Growth & Income Trust.


Lord Abbett Securities Trust - International Series -- Off to a Strong Start

Total Returns(1): 12/31/96-4/30/97


  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

          International Series                         6.1%
          Lipper International Fund Average(2)         1.5%

(1) The Series commenced operations on 12/13/96. Figures are not annualized and are at net asset value for Class A shares. Effective June 1, 1997, Class B and C shares of the Series became available. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.

(2)  Source: Lipper Analytical Services.


Growth & Income Series

SEC-required average annual total returns (for Class C shares) for the periods ended 3/31/97, with all distributions reinvested:


  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

               1 Year                             14.60%
               Life of Series                     15.88%


International Series

SEC-required average annual total return for Class A shares at the maximum sales charge of 5.75% for the period 12/13/96 (commencement of operations) through 3/31/97, with all distributions reinvested:


  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

               Life of Series                     .60%


Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

When Searching the Globe for the Best Investment Opportunities ...

Rely On An Experienced Global Manager ...

Lord,  Abbett  &  Co.  is  a  minority  owner  of  the   International   Series'
sub-adviser's parent company, Fuji Investment Management Co., Ltd. (FIMCO).

FIMCO is:

o An investment management affiliate of Fuji Bank, one of the world's largest banks

o A money manager whose services, until now, had been available only to large, institutional accounts

o An asset manager with offices in Tokyo and London serving the pension investment needs of many premier international companies, including:

          Bridgestone        NISSAN

          Canon              National Steel Corporation

          Hitachi            SONY

 ... And a Solid Investment Strategy:

Our strategy is based on the timely purchase of undervalued foreign companies which have focused on benefiting from the future changes within their industry. Our disciplined research process involves:

o examining global trends to identify developments on an industry-by-industry basis;

o using this information, along with our research and experience, to try to define the ideal company within each industry; and

o    assessing  the   companies  in  each   industry  to  determine   which  are
     "best-of-breed." In other words, determining which ones best match our ideal company, based on a blend of both quantitative and fundamental analysis.

The International Series' portfolio consists of 40-50 such companies, which meet our goal of creating a portfolio where the performance of individual holdings is not diluted across too many securities.


Diversify: To Maximize Your Opportunity.
           To Minimize Your Risk.

Diversification - Diversificazione - Diversificacion

At any given time, the world's economies are developing at different rates. Factors affecting one region--political, social or economic events--might not be affecting another. Similarly, the performances of foreign companies usually do not move in lockstep with domestic companies. So it is possible to increase total returns and reduce overall portfolio volatility by adding foreign stocks to a portfolio of U.S. stocks.


  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


                              [INSERT PLOT POINTS]



Derived using returns from December 1969 to March 1997. The chart above does not represent the actual holdings of the International Series. Source: Morgan Stanley Capital International.

Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 6/30/97, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement practices.


                               Statement of Net Assets
                               GROWTH & INCOME SERIES April 30, 1997

                               Investments                                                                   Shares     Market Value
====================================================================================================================================
Common Stocks 95.01%
====================================================================================================================================
Aerospace 1.27%                Boeing Co.-World's leading commercial aircraft manufacturer                   16,400     $  1,617,450
------------------------------------------------------------------------------------------------------------------------============
Agricultural Products .83%     Pioneer Hi-Bred International, Inc.-Leading U.S. supplier of hybrid seed      15,000        1,059,375
------------------------------------------------------------------------------------------------------------------------============
Airlines 1.08%                 British Airways plc ADR-One of the world's largest international airlines     12,000        1,375,500
------------------------------------------------------------------------------------------------------------------------============
Apparel 1.25%                  VF Corp.-Leading producer of blue jeans and other apparel                     22,100        1,593,962
------------------------------------------------------------------------------------------------------------------------============
Auto Parts 1.57%               Genuine Parts Company-National distributor of automotive replacement parts    61,650        1,995,918
------------------------------------------------------------------------------------------------------------------------============
Automobiles .94%               General Motors Corp.-Worldwide auto producer                                  20,600        1,192,225
---------------------------------------------------------------------------------------------------------------------------
Banks: Money Center 3.18%      Chase Manhattan Corp.-Major money-center bank holding company                 30,400        2,815,800

                               First Chicago NBD-Major midwest bank                                          22,000        1,237,500

                               Total                                                                                       4,053,300
------------------------------------------------------------------------------------------------------------------------============
Banks: Regional 8.00%          Bank of Boston-Leading New England regional bank                              29,900        2,175,225

                               BankAmerica Corp.-Major west coast bank                                       18,400        2,150,500

                               Comerica Inc.-Midwestern regional bank holding company                        28,100        1,643,850

                               First Union Corp.-Major east coast bank                                       12,100        1,016,400

                               KeyCorp-Multi-regional bank holding company serving the northwest U.S.        37,000        1,928,625

                               Mellon Bank Corp.-Commercial bank located in Pittsburgh, PA                   15,500        1,288,437

                               Total                                                                                      10,203,037
------------------------------------------------------------------------------------------------------------------------============
Brokers 1.20%                  Dean Witter, Discover & Co.-Major brokerage and credit card company           40,000        1,530,000
------------------------------------------------------------------------------------------------------------------------============
Chemicals 3.05%                Air Products & Chemicals Inc.-Industrial gas producer                         20,000        1,435,000

                               Dow Chemical Co.-Leading global chemical producer                             10,500          891,188

                               Statement of Net Assets
                               GROWTH & INCOME SERIES April 30, 1997

                               Investments                                                                   Shares     Market Value
====================================================================================================================================
                               Hanna, M.A. Co.-Leading producer and distributor of plastic
                               compounds, resins and additives                                               37,500     $    782,812

                               Union Carbide Corp.-Major U.S.-based producer of plastics and chemicals       15,700          783,037

                               Total                                                                                       3,892,037
------------------------------------------------------------------------------------------------------------------------============
Containers .66%                Sonoco Products Co.-A leading U.S. producer of specialty paper and
                               plastic packaging components                                                  31,500          846,563
------------------------------------------------------------------------------------------------------------------------============
Data Processing Equipment      *Digital Equipment Corp.-Manufacturer of data processing equipment            31,000          926,125
5.01%
                               Hewlett-Packard Co.-Leading manufacturer of computer products including
                               printers, servers, workstations and PCs                                       37,400        1,963,500

                               International Business Machines Corp.-Largest computer maker                  15,900        2,555,925

                               *Seagate Technology Inc.-Manufacturer of computer disk drive equipment        20,600          945,025

                               Total                                                                                       6,390,575
------------------------------------------------------------------------------------------------------------------------============
Drugs/Health Care Products     American Home Products Corp.-Producer of drugs, food, housewares and
9.84%                          packaged medicine and medical products                                        24,000        1,590,000

                               Baxter International Inc.-World's leading distributor and major
                               manufacturer of hospital supplies and related medical equipment               17,500          837,812

                               Bristol-Myers Squibb Company-Major worldwide pharmaceutical company with other interests in infant nutrition, non-prescription medications,
                               medical devices and toiletries                                                32,000        2,096,000

                               *Humana Inc.-Provider of managed health plans                                 65,000        1,413,750

                               Mallinckrodt Group Inc.-Producer of medical products, specialty
                               chemicals and veterinary supplies                                             30,000        1,091,250

                               SmithKline Beecham plc ADS-United Kingdom-based health care company providing prescription and over-the-counter drugs and
                               clinical laboratory services                                                  38,700        3,120,188

                               Warner-Lambert Co.-Drugs and consumer products manufacturer                   24,500        2,401,000

                               Total                                                                                      12,550,000
------------------------------------------------------------------------------------------------------------------------============
Electric Power 3.34%           American Electric Power Co., Inc.-Major utility holding company               12,000          486,000

                               Baltimore Gas & Electric Co.-Regional electric utility                        32,500          828,750

                               Carolina Power & Light Co.-Electric utility company serving North
                               and South Carolina                                                            25,000          850,000

                               CINergy Corp.-Supplier of electricity and natural gas in southwestern Ohio
                               and adjacent Kentucky and Indiana territories                                 52,900        1,758,925

                               Potomac Electric Power Co.-Electric utility company serving
                               Washington, D.C. and areas of Maryland and Virginia                           16,000          360,000

                               Total                                                                                       4,283,675
------------------------------------------------------------------------------------------------------------------------============
Electrical Equipment 2.24%     Emerson Electric Co.-Diversified manufacturer of consumer and
                               industrial electrical components                                              47,600        2,415,700

                               Raytheon Company-A leading manufacturer of air-defense missiles
                               and military electronic products                                              10,000          436,250

                               Total                                                                                       2,851,950
------------------------------------------------------------------------------------------------------------------------============
Electronics: Components 1.65%  Harris Corp.-Manufacturer of advanced electronic systems and
                               communications equipment                                                      24,600        2,103,300
------------------------------------------------------------------------------------------------------------------------============
Financial: Miscellaneous .95%  Nationsbank Corp.-Leading commercial bank located in southeast
                               North Carolina                                                                20,000        1,207,500
------------------------------------------------------------------------------------------------------------------------============
Food 7.94%                     ConAgra Inc.-Major producer of agricultural and consumer products             41,470        2,389,709

                               CPC International Inc.-Producer of diversified packaged foods                 29,000        2,396,125

                               Heinz H.J. Co.-Domestic packaged foods producer                               61,400        2,548,100

                               Sara Lee Corp.-A diversified maker of branded food products, apparel
                               and household consumer products                                               24,000        1,008,000

                               Supervalu Inc.-Second largest U.S. food wholesaler                            58,300        1,785,437

                               Total                                                                                      10,127,371
------------------------------------------------------------------------------------------------------------------------============
Household Products 3.48%       James River Corp.-Producer of paper-based consumer products, packaging
                               and communication papers                                                      64,100        1,914,988

                               Kimberly Clark Corp.-Major producer of consumer and personal care products    49,180        2,520,475

                               Total                                                                                       4,435,463
------------------------------------------------------------------------------------------------------------------------============
Insurance 6.84%                Aetna Inc.-Major multi-line insurer                                           24,650        2,246,231

                               Chubb Corp.-Broad-based property and casualty insurance organization          22,000        1,270,500

                               Statement of Net Assets
                               GROWTH & INCOME SERIES April 30, 1997

                               Investments                                                                   Shares     Market Value
====================================================================================================================================
                               CIGNA Corp.-Multi-line insurance and medical services                         14,600     $  2,195,475

                               CMAC Investment Corp.-Major private mortgage insurance provider               15,200          577,600

                               SAFECO Corp.-Insurance and financial services                                 37,700        1,508,000

                               The Progressive Corporation-Insurance holding company specializing
                               in non-standard auto insurance                                                12,200          928,725

                               Total                                                                                       8,726,531
------------------------------------------------------------------------------------------------------------------------============
Machine Tools 1.20%            Snap-on, Inc.-Manufactures and distributes hand tools and diagnostic
                               equipment for the automotive industry                                         39,600        1,524,600
------------------------------------------------------------------------------------------------------------------------============
Machinery: Diversified 2.18%   Deere & Co.-World's largest manufacturer of farm equipment                    33,800        1,554,800

                               Goulds Pumps, Inc.-Largest U.S. producer of industrial and residential
                               pump systems                                                                  33,600        1,226,400

                               Total                                                                                       2,781,200
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 3.08%            Minnesota Mining & Mfg. Co.-Diversified global manufacturer of
                               value-added industrial, consumer and medical products                         26,000        2,262,000

                               National Service Industries, Inc.-Diversified manufacturer of lighting
                               equipment, rental uniforms and specialty chemicals                            39,400        1,659,725

                               Total                                                                                       3,921,725
------------------------------------------------------------------------------------------------------------------------============
Natural Gas Distribution 2.13% Nicor Inc.-Natural gas distributor in Illinois                                80,000        2,710,000
------------------------------------------------------------------------------------------------------------------------============
Natural Gas Diversified .81%   The Coastal Corporation-A diversified gas pipeline company                    21,800        1,035,500
------------------------------------------------------------------------------------------------------------------------============
Oil: Domestic 1.31%            Amoco Corp.-Major integrated petroleum and natural gas company
                               with sizable interests in chemicals                                           19,900        1,664,138
------------------------------------------------------------------------------------------------------------------------============
Oil: International 3.42%       Chevron Corp.-Worldwide petroleum company with important interests
                               in chemicals and minerals                                                     23,600        1,616,600

                               Exxon Corp.-World's largest integrated oil company                            19,800        1,121,175

                               Mobil Corp.-Large international oil company                                   12,500        1,625,000

                               Total                                                                                       4,362,775
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest Products .39% International Paper Co.-Producer of paper and forest products                 11,750          496,438
------------------------------------------------------------------------------------------------------------------------============
Printing and Publishing .52%   Gannett Co., Inc.-Major U.S. newspaper publisher                               7,600          663,100
------------------------------------------------------------------------------------------------------------------------============
Printing: Specialty .42%       Deluxe Corp.-Supplier of imprinted bank checks and forms                      17,300          529,813
------------------------------------------------------------------------------------------------------------------------============
Railroads .19%                 Canadian National Railway (Partially Paid)-Major Canadian-based
                               railroad operator                                                              6,300          242,550
------------------------------------------------------------------------------------------------------------------------============
Retail 3.23%                   May Department Stores Company-Leading department store retailer               25,000        1,156,250

                               *Payless Shoe Source-Major U.S. footwear retailer                             32,000        1,360,000

                               *Toys R Us Inc.-Discount toy supermarts; department stores                    56,000        1,596,000

                               Total                                                                                       4,112,250
------------------------------------------------------------------------------------------------------------------------============
Savings and Loan .76%          Great Western Financial Corp.-A leading savings and loan company              23,000          966,000
------------------------------------------------------------------------------------------------------------------------============
Telecommunications 3.67%       AT&T Corp.-Global telecommunications giant                                    49,000        1,641,500

                               MCI Communications Corp.-Long distance telecommunications provider            79,700        3,038,563

                               Total                                                                                       4,680,063
------------------------------------------------------------------------------------------------------------------------============
Telephone 2.29%                Bell Atlantic Corp.-Regional telephone company                                16,800        1,138,200

                               BellSouth Corp.-Regional telephone company                                    14,400          640,800

                               SBC Communication Inc.-Mexican telephone monopoly                             20,500        1,137,750

                               Total                                                                                       2,916,750
------------------------------------------------------------------------------------------------------------------------============
Tobacco 4.27%                  American Brands Inc.-Consumer products conglomerate                           36,900        1,983,375

                               Philip Morris Inc.-Leading tobacco company                                    48,000        1,890,000

                               RJR Nabisco-Diversified food and tobacco producer                             53,000        1,576,750

                               Total                                                                                       5,450,125
------------------------------------------------------------------------------------------------------------------------============

                               Statement of Net Assets
                               GROWTH & INCOME SERIES April 30, 1997

                                                                                                            Shares
                               Investments                                                         Principal Amount     Market Value
====================================================================================================================================
Waste Management .82%          WMX Technologies Inc.-A leading international provider of solid
                               waste disposal and other environmental services                               35,600     $  1,045,750
                               -----------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $90,870,518)                                     121,138,509
====================================================================================================================================
Other Assets, Less Liabilities 4.99%
====================================================================================================================================
Corporate                      Ford Motor Credit Co. 5.51% due 5/2/1997                                      2,800M        2,800,000
Obligations,
at Cost                        General Electric Capital Corp. 5.35% due 5/1/1997                             3,475M        3,475,000

                               Total                                                                                       6,275,000
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                      91,680
------------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                        6,366,680
====================================================================================================================================
Net Assets 100.00%                                                                                                      $127,505,189
====================================================================================================================================

                               Class A Shares-Net asset value ($52,154,000 / 6,647,671 shares outstanding)                     $7.85
                               Class C Shares-Net asset value ($75,351,189 / 9,607,520 shares outstanding)                     $7.84

                              *Non-income producing.
                               See Notes to Financial Statements.

                               Statement of Net Assets
                               INTERNATIONAL SERIES April 30, 1997

                               Investments                                                                   Shares     Market Value
====================================================================================================================================
Common Stocks 82.11%
====================================================================================================================================
Australia 2.96%               *Biota Holdings Ltd.-Biotechnology firm, partly owned by Glaxo of the U.K.,
                               that will get FDA approval for its anti-influenza vaccine                     60,000     $    196,740

                               ERG Ltd.-Leading supplier of fully automated mass transit, road toll
                               or ticketing systems                                                         150,000          196,650

                               Total                                                                                         393,390
------------------------------------------------------------------------------------------------------------------------============
Canada 12.54%                  *Ballard Power Systems-Designs, manufactures and develops methanol- or hydrogen-based fuel cells that are the only true zero emission
                               power source for vehicles                                                     15,000          408,195

                               Fulcrum Technologies Co.-One of two companies dominating the data search
                               and retrieval software industry                                               30,000          116,010

                               Lava Systems Inc.-The only company to provide a fully integrated
                               computer-based document management system                                     80,000          171,840

                               Magna Intl. Class A-Major supplier of components and sub-assemblies
                               to the world's automobile firms                                                3,000          155,757

                               Meridian Tech Inc.-Global leader in the production of complex magnesium
                               and aluminum castings for automobile engines                                  73,000          359,379

                               Methanex Corp.-World's largest and lowest-cost supplier of methanol           30,000          281,430

                               Ventra Group Inc.-Dominant manufacturer of vehicle jacks to North
                               American vehicle assemblers                                                   80,000          171,840

                               Total                                                                                       1,664,451
------------------------------------------------------------------------------------------------------------------------============
Denmark 5.79%                  BG Bank Dkk-Domestic retail bank focused on low-cost delivery of
                               standard products                                                              4,750          208,497

                               Jyske Bank-Bank specializing in international private and
                               commercial banking                                                             2,500          198,205

                               SydBank-Regional, mortgage and personal banking firm                           3,750          175,421

                               Unidanmark `A'-One of Denmark's largest full-service banking groups            3,750          185,674

                               Total                                                                                         767,797
                               -----------------------------------------------------------------------------------------============

                               Statement of Net Assets
                               INTERNATIONAL SERIES April 30, 1997

                               Investments                                                                   Shares     Market Value
====================================================================================================================================
Finland 1.88%                  Raision Tehtaat Oy-Producer of paper processing chemicals and foodstuffs
                               including a cholesterol lowering margarine                                     3,000     $    248,865
------------------------------------------------------------------------------------------------------------------------============
France 10.93%                  Alcatel Alsthom-One of the world's largest full-line heavy electrical
                               engineering firms                                                              3,000          333,990

                               AXA-UAP-One of Europe's largest financial organizations                        5,000          308,000

                               Comptoir Modernes -France's leading discount supermarket chain
                               expanding into Spain and Italy                                                   300          140,235

                               Degremont (Soc Gen)-Engineering and construction firm specializing in
                               water treatment facilities                                                     2,500          195,128

                               Ubi Soft Entertain-One of the largest producers, translators and
                               distributors of computer games software in Europe                              5,000          370,530

                               Vallourec-Major supplier of carbon alloys, stainless and non-ferrous
                               pipes to the automobile, chemical and power utility sectors                    1,750          102,667

                               Total                                                                                       1,450,550
------------------------------------------------------------------------------------------------------------------------============
Germany 15.37%                 GEA Ag-One of the world's top suppliers of food and pharmaceutical
                               processing equipment                                                             500          176,352

                               HIS Sport Wear Ag-Designs and retails sports and leisurewear                   8,000          196,592

                               Iwka Ag-Multi-line engineering company making packaging, robot
                               welding and defense equipment                                                  1,000          263,949

                               Preussag Ag-Diversified firm with activities from oil extraction through
                               metal processing to freight car and helicopter leasing                         1,000          257,011

                               SAP Ag-World's fourth largest software firm dominating the global market
                               for relational database management tools                                       3,000          546,921

                               Schering Ag-Pharmaceutical firm with strong market share in contrast
                               media and birth control products                                               3,000          287,943

                               Viag Ag-Diversified group with utility, aluminum, chemical, glass and
                               packaging operations                                                             700          311,651

                               Total                                                                                       2,040,419
------------------------------------------------------------------------------------------------------------------------============
Netherlands 7.94%              Hunter Douglas NV-Major global supplier of decorative building fittings
                               especially window blinds and the equipment to make them                        4,000          326,892

                               Koninklijke Knp NV-Makes and distributes paper and packaging products
                               as well as office supplies and systems                                        15,000          296,055

                               Vmf Stork NV-Specializes in providing industrial systems, components
                               and services                                                                  10,263          431,230

                               Total                                                                                       1,054,177
------------------------------------------------------------------------------------------------------------------------============
Norway .74%                    Fokusbank-Regional bank specializing in investment and private
                               banking services                                                              10,000           97,700
------------------------------------------------------------------------------------------------------------------------============
Switzerland 7.87%              Christ Aesch-Major global provider of water treatment chemicals and
                               purification equipment                                                           350          205,812

                               Nestle SA-One of the world's top two food manufacturing companies                150          182,529

                               Saurer Ag Arbon-Textile machinery and auto component manufacturing firm          400          209,925

                               SGS Holding-Dominates the inspection, audit and monitoring of goods
                               and their transport across borders                                               105          217,709

                               Stratec Holding-Healthcare company concentrating on osteosynthesis
                               and prosthetics                                                                  150          228,416

                               Total                                                                                       1,044,391
------------------------------------------------------------------------------------------------------------------------============
United Kingdom 16.09%          Ashtead Group-Major construction plant and machinery hire firm                36,000          161,100

                               Capita Group-Dedicated provider of property-related consultancy,
                               MIS outsourcing, architectural and training services                          54,000          209,196

                               Cobham-Designs and manufactures proprietary components for the aerospace,
                               defense and telecommunications industries                                     14,000          144,284

                               Fairey Group-Engineering firm focused on specialist electronic, ceramic
                               and filtration products                                                       15,000          126,570

                               Halma-Manufactures environment control, fire detection, gas monitoring,
                               safety and security equipment and systems                                     45,000          129,735

                               Powerscreen International-Leading global screening, crushing, recycling
                               and material handling equipment supplier                                      15,000          148,020

                               Regal Hotel Group-Owns and operates more than 100 medium-sized hotels
                               and inns across the U.K.                                                     395,000          355,895

                               Vardy (Reg)-Leading multiple franchise vehicle distribution chain in the
                               U.K. for new and used cars                                                    30,000          161,550

                               Verity Group-Makes high-quality loud speakers and has developed the
                               first commercial flat panel speaker to reach mass production                 500,000          430,500

                               Statement of Net Assets
                               INTERNATIONAL SERIES April 30, 1997

                                                                                                            Shares
                               Investments                                                         Principal Amount     Market Value
====================================================================================================================================
                               Volex Group-Supplies electrical connectors, systems and wiring
                               harnesses to all major consumer durable sectors                               18,000     $    123,965

                               Wolseley-Leading distributor of plumbing and bathroom products
                               in the U.K., France, the U.S. and Austria                                     18,000          144,864

                               Total                                                                                       2,135,679
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $10,368,165)                                      10,897,419
====================================================================================================================================
Other Assets, Less Liabilities 17.89%
====================================================================================================================================
Short-Term                     Student Loan Marketing Association
Investments,                   5.30% due 5/1/1997                                                            2,300M        2,299,661
at Cost
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                      74,067
------------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                        2,373,728
====================================================================================================================================
Net Assets 100.00%                                                                                                       $13,271,147
====================================================================================================================================
                               Net asset value ($13,271,147 / 1,320,986 shares outstanding)                                   $10.05

                              *Non-income producing.
                               See Notes to Financial Statements.


                               Statements of Operations

                                                                                                                           12/13/96
                                                                                                        Six Months    (Commencement
                                                                                                             Ended   of Operations)
                                                                                                           4/30/97       to 4/30/97
                                                                                                   ---------------   ---------------
                                                                                                   Growth & Income    International
Investment Income                                                                                           Series           Series
==================================================================================================================   ===============
Income    Dividends                                                                                    $ 1,516,893         $ 55,898

          Interest                                                                                          57,071           32,669

          Total income                                                                                   1,573,964           88,567
          --------------------------------------------------------------------------------------------------------   ---------------
Expenses  Management fee                                                                                   461,682           25,154

          12b-1 distribution plan                                                                          402,065            2,741

          Shareholder servicing                                                                             90,000            3,000

          Audit and tax                                                                                     23,000            2,000

          Reports to shareholders                                                                           20,000            2,000

          Registration                                                                                      12,000            2,000

          Legal                                                                                              4,800            1,000

          Organization                                                                                       3,666            2,636

          Other                                                                                             13,060              364

          Total expenses                                                                                 1,030,273           40,895
          --------------------------------------------------------------------------------------------------------   ---------------
          Net investment income                                                                            543,691           47,672
          --------------------------------------------------------------------------------------------------------   ---------------
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
==================================================================================================================   ===============
Net realized gain (loss) from investment and foreign currency transactions

          Proceeds from sales                                                                           20,926,869          809,081

          Cost of investments sold                                                                      17,087,287          909,919

          Net realized gain (loss)                                                                       3,839,582         (100,838)
          --------------------------------------------------------------------------------------------------------   ---------------
Unrealized appreciation of investments and foreign currency holdings                                     9,625,318          529,254
------------------------------------------------------------------------------------------------------------------   ---------------
Net realized and unrealized gain on investments and foreign currency holdings                           13,464,900          428,416
------------------------------------------------------------------------------------------------------------------   ---------------
Net Increase in Net Assets Resulting from Operations                                                   $14,008,591         $476,088
====================================================================================================================================

          See Notes to Financial Statements.

                               Statements of Changes in Net Assets

                                                                                                            12/13/96
                                                                                          Six Months   (Commencement
                                                                                               Ended  of Operations)     Year Ended
                                                                                             4/30/97      to 4/30/97       10/31/96
                                                                                        ------------  --------------  --------------
                                                                                            Growth &                       Growth &
                                                                                              Income   International         Income
Increase (Decrease) in Net Assets                                                             Series          Series         Series
====================================================================================================  ==============  ==============
Operations  Net investment income                                                       $    543,691      $   47,672   $    902,100

            Net realized gain (loss) from investment and foreign currency transactions     3,839,582        (100,838)     1,220,288

            Net unrealized appreciation of investments and foreign currency holdings       9,625,318         529,254     10,781,503

            Net increase in net assets resulting from operations                          14,008,591         476,088     12,903,891
----------------------------------------------------------------------------------------------------  --------------  --------------
Undistributed (overdistributed) net investment income included in price of shares sold       (11,252)         19,270         91,590
----------------------------------------------------------------------------------------------------  --------------  --------------
Distributions to shareholders from:
            Net investment income                                                           (616,615)             --       (944,639)

            Net realized gain from investments                                            (1,202,748)             --       (220,851)

            Total distributions                                                           (1,819,363)             --     (1,165,490)
----------------------------------------------------------------------------------------------------  --------------  --------------
Share transactions:
            Net proceeds from sales of shares                                             10,596,299      10,936,299     35,645,785

            Net asset value of shares issued to shareholders in reinvestment of
            net investment income and realized gain from investment transactions           1,679,683               -      1,078,899

            Net asset value of shares issued in exchange for assets acquired
            in tax-free acquisition                                                               --              --     43,649,766

            Total                                                                         12,275,982      10,936,299     80,374,450
            ----------------------------------------------------------------------------------------  --------------  --------------
            Cost of shares reacquired                                                    (10,910,516)       (160,510)   (11,012,618)
            ----------------------------------------------------------------------------------------  --------------  --------------
            Increase in net assets derived from share transactions                         1,365,466      10,775,789     69,361,832
            ----------------------------------------------------------------------------------------  --------------  --------------
Increase in net assets                                                                    13,543,442      11,271,147     81,191,823
----------------------------------------------------------------------------------------------------  --------------  --------------
Net Assets
            Beginning of period                                                          113,961,747       2,000,000     32,769,924
            ----------------------------------------------------------------------------------------  --------------  --------------
            End of period+                                                              $127,505,189     $13,271,147   $113,961,747
            ========================================================================================================================

            + Including undistributed net investment income of $150,374 and $66,942, respectively, as of April 30, 1997 and undistributed net investment income of $234,550 as of October 31, 1996.
               See Notes to Financial Statements.

                               Financial Highlights
                               GROWTH & INCOME SERIES

                                                            Class A Shares                                           Class C Shares
-----------------------------------------------------------------------------  -----------------------------------------------------
                                                 Six Months                    Six Months
                                                 Ended 4/30     7/15/96(a)     Ended 4/30           Year Ended 10/31,     1/3/94(b)
Per Share Operating Performance:                       1997    to 10/31/96           1997           1996         1995   to 10/31/94
=============================================================  ==============  =============  =======================  =============
Net asset value, beginning of period                 $ 7.09         $ 6.50         $ 7.09         $ 6.04       $ 5.07     $ 5.00
-------------------------------------------------------------  --------------  -------------  -----------------------  -------------
Income from investment operations

      Net investment income                            .049           .028           .021          .0949          .12       .089

      Net realized and unrealized gain
      on investments                                   .840           .589           .831         1.0986          .97       .041

      Total from investment operations                 .889           .617           .852         1.1935         1.09       .130
      -------------------------------------------------------  --------------  -------------  -----------------------  -------------
      Distributions
      Dividends from net investment income            (.054)         (.027)         (.027)        (.1035)        (.12)      (.06)

      Distributions from net realized gain            (.075)            --          (.075)          (.04)          --         --
      -------------------------------------------------------  --------------  -------------  -----------------------  -------------
Net asset value, end of period                       $ 7.85         $ 7.09         $ 7.84         $ 7.09       $ 6.04     $ 5.07
-------------------------------------------------------------  --------------  -------------  -----------------------  -------------
Total Return(c)                                       12.61%(d)      12.10%(d)      12.07%(d)      20.02%       21.83%      2.62%(d)
=============================================================  ==============  =============  =======================  =============
Ratios to Average Net Assets:

      Expenses, including waiver                        .61%(d)        .39%(d)       1.00%(d)       1.55%        1.16%       .61%(d)

      Expenses, excluding waiver                        .61%(d)        .39%(d)       1.00%(d)       2.01%        1.91%      1.94%(d)

      Net investment income                             .67%(d)        .40%(d)        .28%(d)       1.36%        2.06%      2.03%(d)
      ==============================================================================================================================


                                                                    Six Months                     Year Ended
                                                                    Ended 4/30                         10/31,      1/3/94(b)
Supplemental Data for All Classes:                                        1997        1996               1995    to 10/31/94
==============================================================================  =============================  =============
     Net assets, end of period (000)                                  $127,505    $113,962            $32,770         $9,160

     Portfolio turnover rate                                            15.82%      23.84%             23.17%         31.95%

     Average commission rate per share paid on equity transactions    $   .063    $   .064            $  .059            n/a
     =======================================================================================================================

 (a) Commencement of offering Class A shares.
 (b) Commencement of operations.
 (c) Total return does not consider the effects of sales loads.
 (d) Not annualized.
     See Notes to Financial Statements.


                               Financial Highlights
                               INTERNATIONAL SERIES

                                                                                         12/13/96(a)
Per Share Operating Performance:                                                          to 4/30/97
====================================================================================================
Net asset value, beginning of period                                                     $  9.42
----------------------------------------------------------------------------------------------------
Income from investment operations
      Net investment income                                                                  .05
      Net realized and unrealized gain on investments and foreign currency holdings          .58
      Total from investment operations                                                       .63
      ----------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 10.05
----------------------------------------------------------------------------------------------------
Total Return(b)                                                                             6.62%(c)
====================================================================================================
Ratios/Supplemental Data:
      Net assets, end of period (000)                                                    $13,271
      ----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
      Expenses                                                                               .51%(c)
      Net investment income                                                                  .59%(c)
      Portfolio turnover rate                                                              10.15%
      Average commission rate per share paid on equity transactions                      $  .018
      ==============================================================================================

  (a) Commencement of operations.
  (b) Total return does not consider the effects of sales loads.
  (c) Not annualized.
      See Notes to Financial Statements.

Notes to Financial Statements


1. Significant Accounting Policies

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on February 26, 1993. The Trust currently consists of two separate portfolios ("Series")-Lord Abbett Growth & Income Series ("Growth & Income") and Lord Abbett International Series ("International"). The International Series was added on December 10, 1996 at which time the Trust received a capital contribution of $2,000,000 and issued 212,202 shares of the International Series to the partners of Lord, Abbett & Co. ("Lord Abbett"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

The following summarizes the significant accounting policies of the Trust: (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are carried at cost which approximates market. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (c) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required. (d) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (e) A portion of the proceeds from sales and cost of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares. (f) The organization expenses are amortized evenly over a period of five years.


2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the rate of 0.75% per annum. Lord Abbett may waive its management fee and reimburse the Trust for certain of its other expenses. Any such other expenses paid are subject to repayment by the Trust, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years of operation or the termination of the management agreement, whichever is earlier. Lord Abbett has entered into a sub-advisory agreement with Fuji Investment Management Co. (Europe), Ltd. ("sub-adviser"). The sub-adviser furnishes investment advisory services in connection with the management of the International Series. Lord Abbett pays for the cost of the sub-adviser's services.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares and (2) a one-time distribution fee of up to 1% on certain qualifying purchases and a supplemental annual distribution fee of 0.10% of the average daily net assets ofClass A shares serviced by certain qualifying institutions. Pursuant to the Class C Plan of the Growth & Income Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

12b-1 distribution plan expenses for the Growth &Income Series' multiple class shares were as follows:

--------------------------------------------------------------------------------
Class A                                                                 $ 51,488
--------------------------------------------------------------------------------
Class C                                                                 $350,577
--------------------------------------------------------------------------------

Lord Abbett received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                             Lord Abbett           Distributors'
Series                                       Commissions             Concessions
--------------------------------------------------------------------------------
Growth & Income                                   $7,700                 $49,040
--------------------------------------------------------------------------------
International                                     $8,772                 $85,737
--------------------------------------------------------------------------------


3. Distributions

Dividends from net investment income are declared and paid quarterly for the Growth &Income Series and annually for the International Series. Net realized gains from investment transactions, if any, are distributed to shareholders annually. At April 30, 1997, the accumulated undistributed net realized gain
(loss) for financial reporting purposes, aggregated $3,866,568 for the Growth & Income Series and $(100,838) for the International Series. Distributions declared for the Growth & Income Series on May 7, 1997 were as follows:

                                                       Rate            Aggregate
                                                  Per Share               Amount
--------------------------------------------------------------------------------
Class A-Investment Income                             $.025             $166,017
--------------------------------------------------------------------------------
Class C-Investment Income                             $.010             $ 95,957
--------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

Notes to Financial Statements


For the six months ended April 30, 1997, distributions declared by Class for the Growth & Income Series were as follows:

--------------------------------------------------------------------------------
Class A-Investment Income                                               $361,142
--------------------------------------------------------------------------------
Class C-Investment Income                                               $255,473
--------------------------------------------------------------------------------
Class A-Capital Gain                                                    $501,039
--------------------------------------------------------------------------------
Class C-Capital Gain                                                    $701,709
--------------------------------------------------------------------------------


4. Capital

Transactions in shares of beneficial interest for the Growth & Income Series were as follows:

                                                                  July 15, 1996
                                       Six Months              (Commencement of
                                            Ended      offering Class A shares)
                                   April 30, 1997           to October 31, 1996
--------------------------------------------------  ---------------------------
Class A                     Shares         Amount        Shares          Amount
--------------------------------------------------  ---------------------------
Sales of shares            514,196    $ 3,874,480       294,449    $  1,974,458
Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions               102,448        773,693        24,116         160,559
Shares issued to
shareholders in
exchange for assets
acquired in tax-free
acquisition                     --             --     6,718,449      43,649,766
Total                      616,644      4,648,173     7,037,014      45,784,783
--------------------------------------------------  ---------------------------
Shares reacquired         (638,925)    (4,816,139)     (367,062)     (2,474,054)
Increase (decrease)
in shares                  (22,281)   $  (167,966)    6,669,952    $ 43,310,729
-------------------------------------------------------------------------------


                                 Six Months Ended                    Year Ended
                                   April 30, 1997              October 31, 1996
--------------------------------------------------  ---------------------------
Class C                     Shares         Amount        Shares          Amount
--------------------------------------------------  ---------------------------
Sales of shares            886,842    $ 6,721,819     5,117,940    $ 33,671,327
Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions               119,899        905,990       142,172         918,340
Total                    1,006,741      7,627,809     5,260,112      34,589,667
--------------------------------------------------  ---------------------------
Shares reacquired         (807,827)    (6,094,377)   (1,279,728)     (8,538,564)
Increase in shares         198,914    $ 1,533,432     3,980,384    $ 26,051,103
-------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the International Series were as follows:

                                                                    12/10/96 to
                                                                 April 30, 1997
                                              ---------------------------------
                                                 Shares                  Amount
-------------------------------------------------------------------------------
Sales of shares                               1,125,210            $ 10,936,299
-------------------------------------------------------------------------------
Shares reacquired                               (16,426)               (160,510)
Increase in shares                            1,108,784            $ 10,775,789
-------------------------------------------------------------------------------

As of  April  30,  1997,  paid  in  capital  for  each  Series  was as  follows:
$93,220,256 for the Growth & Income Series and $12,775,789 for the International Series.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                          Purchases                  Sales
--------------------------------------------------------------------------------
Growth & Income                               $18,925,789            $20,926,869
--------------------------------------------------------------------------------
International                                 $11,278,083            $   809,081
--------------------------------------------------------------------------------

As of April 30, 1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                               Net Unrealized         Unrealized      Unrealized
Series                           Appreciation       Appreciation    Depreciation
--------------------------------------------------------------------------------
Growth & Income                   $30,267,991        $30,924,438        $656,447
--------------------------------------------------------------------------------
International                     $   529,254        $   807,137        $277,883
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

6. Trustees` Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. A portion of the Trustees' fees accrued during the period has been deemed invested in shares of the Trust under a deferred compensation plan contemplating future payment of the value of those shares. As of April 30, 1997, the aggregate amount in Trustees' accounts maintained under the plan was $103,355.

7. Acquisition

On July 12, 1996, the Growth &Income Series, acquired the net assets of Lord Abbett Fundamental Value Fund, Inc. ("Fundamental Value") pursuant to a plan of reorganization approved by Fundamental Value's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of 6,718,449 shares of newly issued Class A shares of the Growth &Income Series, for 3,251,614 shares of Fundamental Value valued at $43,649,766 in the aggregate on July 12, 1996. The aggregate net assets of the Growth & Income Series, and Fundamental Value immediately before the acquisition were $59,420,311 and $43,649,766 (including $6,568,304 of net unrealized appreciation and $29,561 of accumulated net realized gains), respectively.



Copyright (C) 1997 by Lord Abbett Securities Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Trust's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

                       A Tradition of Performance Through
Disciplined
     Investing


                    [PHOTO]

                    (standing left to right)
                    Daria L. Foster
                    partner in charge of institutional
                    marketing and client service

                    Daniel H. Frascarelli
                    portfolio manager

                    (seated left to right)
                    Michael A. Grant
                    director of marketing and client service

                    Robert G. Morris
                    partner, director of equity investments


A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 51 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.



About Your
Trust's
     Board of
     Trustees


The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Board members review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regarding your Trust. Every member of the Board possesses extensive business experience; Lord Abbett Securities Trust's shareholders are indeed fortunate to have a group of independent trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our independent trustees, Hansel B. Millican, Jr.


                                                  Hansel B. Millican, Jr.,
                                                  Trustee--Lord Abbett
                                                  Securities Trust



An alumnus of North Carolina State University (Raleigh), Mr. Millican has over 45 years of corporate management experience. He is currently the President and CEO of Rochester Button Company.

Mr. Millican serves as Chairman of the Board of the Central Florida Autism Institute, Inc. He has been an independent trustee/director for all of Lord Abbett's funds since 1982.

     Investing in the

Lord Abbett

          Family of Funds


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GROWTH
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                                                                                                                              INCOME
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           Growth Funds            Growth &           Balanced Fund      Income Funds          Tax-Free          Money
                                   Income Funds                                                Income Funds      Market Fund
Developing       Global Fund-      Affiliated Fund    Balanced Series    Bond-Debenture        o National        U.S. Government
Growth Fund      Equity Series                                           Fund                  o California      Securities
                                   Growth &                                                    o Connecticut     Money Market
International    Mid-Cap           Income Series                         Global Fund-          o Florida         Fund*+
Series           Value Fund                                              Income Series         o Georgia
                                   Research Fund-                                              o Hawaii
                 Research Fund-    Large-Cap                             Limited Duration      o Michigan
                 Small-Cap         Series                                U.S. Government       o Minnesota
                 Series                                                  Securities Series*    o Missouri
                                                                                               o New Jersey
                                                                         U.S. Government       o New York
                                                                         Securities Series*    o Pennsylvania
                                                                                               o Texas
                                                                                               o Washington


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Securities Trust.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.



When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.



Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries:
800-821-5129

For Literature:
800-874-3733

For More Information:
800-426-1130

Visit our Web site:
http://www.lordabbett.com


* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.


[LOGO](R) LORD ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing



LORD ABBETT DISTRIBUTOR LLC
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203

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